State Street IG Public & Private Credit ETF Expense Example - State Street IG Public & Private Credit ETF - State Street IG Public & Private Credit ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689